Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides a reconciliation of the numerator and denominator of the basic and diluted EPS computations for the periods set forth below:

	Years Ended December 31,
Numerator:	2019	2018	2017
Net income	$52,755	$106,865	$300,829
Net income attributable to noncontrolling interest	(4,934)	(2,679)	(4,802)
Net income attributable to PPD, Inc.	47,821	104,186	296,027
Recapitalization investment portfolio consideration	6,846	(7,849)	(97,136)
Net income attributable to common stockholders of PPD, Inc.	$54,667	$96,337	$198,891
Denominator:
Basic weighted-average common shares outstanding	279,285	279,238	291,027
Effect of dilutive stock options and restricted stock	1,408	79	2,799
Diluted weighted-average common shares outstanding	280,693	279,317	293,826
Earnings per share:
Basic	$0.20	$0.34	$0.68
Diluted	$0.19	$0.34	$0.68

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The number of potential common shares outstanding that were considered anti-dilutive using the treasury stock method and therefore excluded from the computation of diluted EPS, weighted for the portion of the period they were outstanding, are as follows:

	Years Ended December 31,
	2019	2018	2017
Anti-dilutive stock options and restricted stock	434	106	5,333